SCHEDULE OF RECONCILIATION OF PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Opening Balance	$ 563,131	[1]	$ 6,776,116
Additions (Acquisitions)			1,420,885
Additions	131,055		222,680
Disposals	(20,518)		(1,163)
Translation	(11,852)		(42,232)
Property, plant and equipment	95,367		705,651
Impairment	(109,698)		(7,107,504)
Closing Balance	456,751		563,131	[1]
Depreciation	(95,367)		(705,651)
Property, plant and equipment	109,698		7,107,504
Land [member]
IfrsStatementLineItems [Line Items]
Opening Balance			1,486,718
Additions (Acquisitions)
Additions	1,495
Disposals
Translation
Property, plant and equipment
Impairment	(1,495)		(1,486,718)
Closing Balance
Depreciation
Property, plant and equipment	1,495		1,486,718
Buildings [member]
IfrsStatementLineItems [Line Items]
Opening Balance			3,412,156
Additions (Acquisitions)			147,296
Additions
Disposals
Translation			(7,164)
Property, plant and equipment			300,228
Impairment			(3,252,060)
Closing Balance
Depreciation			(300,228)
Property, plant and equipment			3,252,060
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Opening Balance	2,153		1,490,813
Additions (Acquisitions)			798,702
Additions			76,873
Disposals
Translation			(460)
Property, plant and equipment			229,121
Impairment			(2,134,654)
Closing Balance	2,153		2,153
Depreciation			(229,121)
Property, plant and equipment			2,134,654
Machinery [member]
IfrsStatementLineItems [Line Items]
Opening Balance			49,642
Additions (Acquisitions)
Additions	1,535		11,195
Disposals
Translation
Property, plant and equipment			5,147
Impairment	(1,535)		(55,690)
Closing Balance
Depreciation			(5,147)
Property, plant and equipment	1,535		55,690
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Opening Balance	152,837		207,488
Additions (Acquisitions)			16,083
Additions	19,692		92,849
Disposals	(4,032)
Translation			150
Property, plant and equipment	5,512		54,997
Impairment	(15,661)		(108,736)
Closing Balance	147,324		152,837
Depreciation	(5,512)		(54,997)
Property, plant and equipment	15,661		108,736
Vehicles [member]
IfrsStatementLineItems [Line Items]
Opening Balance	51,842		38,516
Additions (Acquisitions)			66,244
Additions	25,102
Disposals	(5,076)		(1,163)
Translation	(3,912)		(541)
Property, plant and equipment	14,670		38,406
Impairment	(20,025)		(12,808)
Closing Balance	33,261		51,842
Depreciation	(14,670)		(38,406)
Property, plant and equipment	20,025		12,808
Office equipment [member]
IfrsStatementLineItems [Line Items]
Opening Balance	62,038		6,759
Additions (Acquisitions)			50,955
Additions	367		22,496
Disposals
Translation
Property, plant and equipment	14,624		10,197
Impairment	(367)		(7,975)
Closing Balance	47,414		62,038
Depreciation	(14,624)		(10,197)
Property, plant and equipment	367		7,975
Information technology equipment [member]
IfrsStatementLineItems [Line Items]
Opening Balance	24,716		25,516
Additions (Acquisitions)			24,721
Additions	1,041
Disposals
Translation			3,588
Property, plant and equipment			25,520
Impairment	(18,039)		(3,589)
Closing Balance	7,718		24,716
Depreciation			(25,520)
Property, plant and equipment	18,039		3,589
Computer software [member]
IfrsStatementLineItems [Line Items]
Opening Balance	38,881
Additions (Acquisitions)			47,071
Additions	20,438		3,907
Disposals	(11,410)
Translation			(1,772)
Property, plant and equipment	30,563		10,325
Impairment	(8,810)
Closing Balance	26,156		38,881
Depreciation	(30,563)		(10,325)
Property, plant and equipment	8,810
Programs and textbooks [member]
IfrsStatementLineItems [Line Items]
Opening Balance	16,594
Additions (Acquisitions)			16,594
Additions
Disposals
Translation
Property, plant and equipment	4,761
Impairment
Closing Balance	11,833		16,594
Depreciation	(4,761)
Property, plant and equipment
Spa equipment curtains crockery glassware and linen [member]
IfrsStatementLineItems [Line Items]
Opening Balance	214,070		58,508
Additions (Acquisitions)			253,219
Additions	61,385		15,360
Disposals
Translation	(7,940)		(36,033)
Property, plant and equipment	25,237		31,710
Impairment	(61,386)		(45,274)
Closing Balance	180,892		214,070
Depreciation	(25,237)		(31,710)
Property, plant and equipment	$ 61,386		$ 45,274

[1]	Restatement details in Note 2